Fair Value Measurements - Schedule of Financial Instruments Measured or Disclosed at Fair Value on a Recurring Basis and Non-Recurring Fair Value Measurements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term investments	¥ 2,453,644		¥ 3,035,155		$ 355,745
Long-term investments, Total losses	(458,559)	$ (66,485)	(168,079)	¥ (73,199)
Equity investments without readily determinable fair value	1,662,921		2,344,786		241,102
Equity investments without readily determinable fair value	31,295	4,537	94,510	38,100
Fixed assets, net	1,104,721		1,344,784		160,169
Fixed assets, Total Gain/ (Losses)	0		0	(95,111)
Prepayments and other assets	3,865,133		2,905,690		$ 560,392
Fair Value, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Produced content monetized on its own	(67,519)	(9,789)	(160,989)
Long-term investments, Total losses	(841,489)	(122,004)	(169,828)
Equity investments without readily determinable fair value	31,295	4,537	94,510
Quoted Prices in Active Market for Identical Assets (Level 1) | Fair Value, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term investments	98,807
Quoted Prices in Active Market for Identical Assets (Level 1) | Long Term Investments | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Equity investments at fair value with readily determinable fair value	26,303		31,738
Significant Other Observable Inputs (Level 2) | Fair Value Measurements, Recurring | Cash Equivalents
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Time deposits	470,568		301,904
Significant Other Observable Inputs (Level 2) | Short-term Investments | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale debt securities	818,265		1,348,255
Significant Other Observable Inputs (Level 2) | Convertible Senior Notes | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Convertible senior notes, current portion	6,755,975
Convertible senior notes, non-current portion	7,253,289		9,547,453
Significant Unobservable Inputs (Level 3)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment charge of licensed copyright and produced content	67,519	$ 9,789	160,989	¥ 205,462
Significant Unobservable Inputs (Level 3) | Fair Value, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Produced content monetized on its own	85,466		29,782
Long-term investments	669,007		423,161
Equity investments without readily determinable fair value	216,308		110,760
Significant Unobservable Inputs (Level 3) | Long Term Investments | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale debt securities	¥ 485,324		¥ 77,855